Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio - Investor Class	Aug. 04, 2023 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918